Schedule of Effective Income Tax Rate (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Permanent items			0.80%
True up prior year net operating loss deferred tax asset		(8.70%)	(6.10%)
Other changes	0.20%	(1.20%)	1.90%
Change in valuation allowance	20.80%	30.90%	24.40%	21.00%
Total	0.00%	0.00%	0.00%	0.00%